UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08797
                                                                   811-09049

Name of Fund: BlackRock Small Cap Growth Fund II of BlackRock Series, Inc.
                           BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Small
Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth
Portfolio of BlackRock Master LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536.
Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2008

Date of reporting period: 12/01/2007 – 02/29/2008

Item 1 – Schedule of Investments

BlackRock Small Cap Growth Fund II of BlackRock Series, Inc.

Schedule of Investments as of February 29, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Beneficial
Interest
(000)	Mutual Funds	Value

$ 339,983	BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC	$ 503,112,143

	Total Investments (Cost - $489,097,695) - 100.1%	503,112,143
	Liabilities in Excess of Other Assets - (0.1%)	(498,537)

	Net Assets - 100.0%	$ 502,613,606

BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Schedule of Investments as of February 29, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

Industry	Shares	Common Stocks	Value

Aerospace & Defense - 3.5%	328,200	Argon ST, Inc. (a)	$ 5,333,250
	259,800	BE Aerospace, Inc. (a)	8,911,140
	91,100	Ladish Co., Inc. (a)	3,252,270

			17,496,660

Biotechnology - 2.1%	118,700	LifeCell Corp. (a)(b)	4,789,545
	194,700	Martek Biosciences Corp. (a)	5,580,102

			10,369,647

Capital Markets - 2.8%	53,500	Affiliated Managers Group, Inc. (a)	5,154,725
	278,600	Waddell & Reed Financial, Inc. Class A	8,731,324

			13,886,049

Chemicals - 2.6%	99,200	Agrium Inc.	7,317,984
	119,700	Airgas, Inc.	5,816,221

			13,134,205

Commercial Banks - 1.8%	189,100	Signature Bank (a)	5,011,150
	109,100	UMB Financial Corp.	4,176,348

			9,187,498

Commercial Services & Supplies - 8.3%	134,300	The Advisory Board Co. (a)	7,463,051
	137,800	Clean Harbors, Inc. (a)	8,477,456
	877,641	Diamond Management & Technology Consultants, Inc.	5,204,411
	133,170	Healthcare Services Group, Inc.	2,634,103
	218,900	IHS, Inc. Class A (a)	13,495,185
	40,300	RiskMetrics Group, Inc. (a)	870,480
	71,700	Watson Wyatt Worldwide, Inc.	3,803,685

			41,948,371

Communications Equipment - 2.4%	258,100	EMS Technologies, Inc. (a)	7,430,699
	261,400	Foundry Networks, Inc. (a)(b)	3,102,818
	295,600	Occam Networks, Inc. (a)	1,714,480

			12,247,997

Diversified Consumer Services - 2.1%	16,600	American Public Education, Inc. (a)	553,278
	231,774	DeVry, Inc. (b)	10,184,150

			10,737,428

Diversified Financial Services - 0.2%	36,300	MSCI, Inc. (a)	1,079,199

Energy Equipment & Services - 4.5%	116,100	Atwood Oceanics, Inc. (a)	10,807,749
	66,400	Dawson Geophysical Co. (a)	4,373,768
	63,300	Oceaneering International, Inc. (a)	3,798,000
	93,600	Superior Energy Services, Inc. (a)	3,808,584

			22,788,101

Food Products - 0.9%	141,400	Green Mountain Coffee Roasters, Inc. (a)(b)	4,314,114

Health Care Equipment & Supplies - 7.8%	53,236	Align Technology, Inc. (a)(b)	657,465
	105,100	ArthroCare Corp. (a)(b)	4,219,765
	88,700	Hologic, Inc. (a)(b)	5,349,497
	140,800	Home Diagnostics, Inc. (a)	1,022,208
	259,500	SonoSite, Inc. (a)	7,637,085
	453,500	Wright Medical Group, Inc. (a)	11,936,120
	348,100	Zoll Medical Corp. (a)	8,660,728

			39,482,868

Health Care Providers & Services - 5.3%	190,900	Magellan Health Services, Inc. (a)	8,271,697
	248,300	MedCath Corp. (a)	5,177,055
	199,300	Pediatrix Medical Group, Inc. (a)(b)	13,155,793

			26,604,545

BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Schedule of Investments as of February 29, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

Industry	Shares	Common Stocks	Value

Hotels, Restaurants & Leisure - 4.0%	222,600	Ameristar Casinos, Inc.	$ 4,316,214
	227,800	Orient Express Hotels Ltd. Class A	12,339,926
	161,700	Scientific Games Corp. Class A (a)	3,342,339

			19,998,479

IT Services - 9.7%	646,021	ExlService Holdings, Inc. (a)(b)	13,779,628
	454,800	Forrester Research, Inc. (a)	12,115,872
	802,300	SYKES Enterprises, Inc. (a)	13,470,617
	319,500	Wright Express Corp. (a)	9,246,330

			48,612,447

Internet Software & Services - 7.7%	129,900	ComScore, Inc. (a)	2,678,538
	321,328	Greenfield Online, Inc. (a)	4,347,568
	1,183,600	Move, Inc. (a)	2,970,836
	2,035,000	SkillSoft Plc (a)(c)	17,846,950
	1,297,800	SonicWALL, Inc. (a)	10,810,674

			38,654,566

Leisure Equipment & Products - 0.3%	256,828	Smith & Wesson Holding Corp. (a)(b)	1,314,959

Life Sciences Tools & Services - 2.3%	375,600	Bruker BioSciences Corp. (a)	5,134,452
	301,423	Qiagen NV (a)	6,628,292

			11,762,744

Machinery - 3.1%	71,100	Bucyrus International, Inc. (b)	7,101,468
	106,600	Kaydon Corp.	4,552,886
	121,600	RBC Bearings, Inc. (a)	4,085,760

			15,740,114

Media - 5.7%	1,016,779	CKX, Inc. (a)	9,069,669
	223,421	Dolan Media Co. (a)	4,984,523
	326,446	Outdoor Channel Holdings, Inc. (a)	2,399,378
	748,100	TiVo, Inc. (a)(b)	6,493,508
	313,500	World Wrestling Entertainment, Inc.	5,548,950

			28,496,028

Metals & Mining - 1.9%	190,100	Quanex Corp.	9,780,645

Oil, Gas & Consumable Fuels - 4.2%	184,400	Comstock Resources, Inc. (a)	6,693,720
	243,100	Delta Petroleum Corp. (a)(b)	5,831,969
	221,800	Massey Energy Co. (b)	8,486,068

			21,011,757

Pharmaceuticals - 1.8%	357,100	Medicis Pharmaceutical Corp. Class A	7,324,121
	1,016,600	Santarus, Inc. (a)(b)	1,829,880

			9,154,001

Real Estate Management &	203,355	FX Real Estate and Entertainment, Inc. (a)	1,157,090
Development - 0.2%

Semiconductors & Semiconductor	173,500	02Micro International Ltd. (a)(c)	1,490,365
Equipment - 2.9%	280,300	Microsemi Corp. (a)(b)	6,096,525
	240,400	Standard Microsystems Corp. (a)	6,815,340

			14,402,230

Software - 7.2%	268,100	ACI Worldwide, Inc. (a)	4,734,646
	290,100	Aladdin Knowledge Systems Ltd. (a)	6,155,922
	182,863	Blackboard, Inc. (a)	5,260,969
	191,600	CommVault Systems, Inc. (a)	2,682,400
	242,711	DemandTec, Inc. (a)(b)	2,463,517
	537,700	i2 Technologies, Inc. (a)(b)	6,990,100
	342,600	Jack Henry & Associates, Inc. (b)	8,061,378

			36,348,932

Textiles, Apparel & Luxury Goods - 1.4%	181,406	The Warnaco Group, Inc. (a)	6,813,609

		Total Common Stocks (Cost - $472,509,835) - 96.7%	486,524,283

BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Schedule of Investments as of February 29, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

	Par
	(000)	Short-Term Securities	Value

Time Deposits - 3.2%	$ 16,292	Brown Brothers Harriman & Co., 2.39% due 3/03/2008	$ 16,291,627

	Beneficial
	Interest
	(000)

	78,267	BlackRock Liquidity Series, LLC Money
		Market Series, 3.54% (d)(e)(f)	78,267,250

		Total Short-Term Securities
		(Cost - $94,558,877) - 18.8%	94,558,877

		Total Investments (Cost - $567,068,712*) - 115.5%	581,083,160
		Liabilities in Excess of Other Assets - (15.5%)	(77,971,017)

		Net Assets - 100.0%	$ 503,112,143

* The cost and unrealized appreciation (depreciation) of investments as of February 29, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 567,622,142

Gross unrealized appreciation	$ 67,332,238
Gross unrealized depreciation	(53,871,220)

Net unrealized appreciation	$ 13,461,018

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Depositary receipts.

(d)	Represents the current yield as of February 29, 2008.

(e)	Security was purchased with the cash proceeds from securities loans.

(f)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
	Activity	Interest
Affiliate	(000)	Income

BlackRock Liquidity Series, LLC Money Market Series	$ 78,267	$ 89,452

  For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub- classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub- classifications for reporting ease.

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master
Small Cap Growth Portfolio of BlackRock Master LLC

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock
Master Small Cap Growth Portfolio of BlackRock Master LLC

Date: April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock
Master Small Cap Growth Portfolio of BlackRock Master LLC

Date: April 23, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock
Master Small Cap Growth Portfolio of BlackRock Master LLC
Date: April 23, 2008